1
The Gabelli Equity Income Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Aerospace  — 0.6%
1,000 Ducommun Inc.† ..................................... $ 63,660
800 Hexcel Corp. ............................................ 50,160
2,000 Lockheed Martin Corp. ............................. 971,880
5,500 Rockwell Automation Inc. ......................... 1,571,845
2,657,545
Agriculture  — 0.3%
25,500 Archer-Daniels-Midland Co. ...................... 1,288,260
10,000 The Mosaic Co. ........................................ 245,800
1,534,060
Automotive  — 0.7%
2,000 Daimler Truck Holding AG ......................... 76,342
20,000 Iveco Group NV ........................................ 193,497
14,500 PACCAR Inc. ............................................ 1,508,290
41,000 Traton SE ................................................. 1,187,032
2,965,161
Automotive: Parts and Accessories  — 4.0%
66,000 Dana Inc. ................................................. 762,960
146,500 Genuine Parts Co. ..................................... 17,105,340
17,868,300
Broadcasting  — 0.3%
25,000 Sinclair Inc. .............................................. 403,500
48,000 TEGNA Inc. .............................................. 877,920
1,281,420
Building and Construction  — 2.1%
20,000 Carrier Global Corp. .................................. 1,365,200
5,000 Everus Construction Group Inc.† .............. 328,750
30,500 Fortune Brands Innovations Inc. ............... 2,084,065
10,700 Herc Holdings Inc. .................................... 2,025,831
37,000 Johnson Controls International plc ............ 2,920,410
7,500 Knife River Corp.† .................................... 762,300
9,486,556
Business Services  — 4.1%
6,000 Automatic Data Processing Inc. ................ 1,756,380
15,000 Mastercard Inc., Cl. A ............................... 7,898,550
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 179,256
29,200 Pentair plc ................................................ 2,938,688
11,000 S&P Global Inc. ........................................ 5,478,330
18,251,204
Cable and Satellite  — 0.0%
2,000 EchoStar Corp., Cl. A† .............................. 45,800
Communications Equipment  — 0.4%
34,800 Corning Inc. ............................................. 1,653,696
Computer Hardware  — 2.1%
18,500 Apple Inc. ................................................ 4,632,770
21,700 International Business Machines Corp. ...... 4,770,311
9,403,081
Shares
Market
Value
Computer Software and Services  — 2.8%
76,000 Hewlett Packard Enterprise Co. ................. $ 1,622,600
25,200 Microsoft Corp. ........................................ 10,621,800
12,244,400
Consumer Products  — 1.3%
5,500 Edgewell Personal Care Co. ...................... 184,800
35,500 Energizer Holdings Inc. ............................. 1,238,595
25,000 Essity AB, Cl. A ......................................... 667,715
1,800 National Presto Industries Inc. .................. 177,156
31,700 Reckitt Benckiser Group plc ...................... 1,917,987
4,200 The Scotts Miracle-Gro Co. ....................... 278,628
22,000 Unilever plc, ADR ..................................... 1,247,400
5,712,281
Consumer Services  — 0.1%
1,400 Allegion plc .............................................. 182,952
10,000 Rollins Inc. ............................................... 463,500
646,452
Diversified Industrial  — 6.3%
1,400 AMETEK Inc. ............................................ 252,364
56,000 Crane Co. ................................................. 8,498,000
600 Eaton Corp. plc ......................................... 199,122
500 Honeywell International Inc. ...................... 112,945
8,400 Ingersoll Rand Inc. ................................... 759,864
44,000 ITT Inc. .................................................... 6,286,720
2,700 Jardine Matheson Holdings Ltd. ................ 110,619
1,800 Modine Manufacturing Co.† ...................... 208,674
6,500 Myers Industries Inc. ................................ 71,760
17,000 nVent Electric plc ...................................... 1,158,720
20,000 Svenska Cellulosa AB SCA, Cl. A ............... 252,354
97,500 Textron Inc. .............................................. 7,457,775
116,000 Toray Industries Inc. ................................. 738,339
3,400 Trane Technologies plc ............................. 1,255,790
21,500 Trinity Industries Inc. ................................ 754,650
28,117,696
Electronics  — 2.5%
32,500 Sony Group Corp. ..................................... 695,875
153,000 Sony Group Corp., ADR ............................ 3,237,480
36,500 TE Connectivity plc ................................... 5,218,405
10,000 Texas Instruments Inc. ............................. 1,875,100
11,026,860
Energy and Utilities: Electric  — 0.3%
5,000 Korea Electric Power Corp., ADR† ............. 34,400
13,500 Portland General Electric Co. ..................... 588,870
63,000 The AES Corp. .......................................... 810,810
1,434,080
Energy and Utilities: Integrated  — 0.8%
48,000 Energy Transfer LP ................................... 940,320
21,000 Eni SpA .................................................... 284,745
1,500 Iberdrola SA, ADR ..................................... 82,710

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
56,500 OGE Energy Corp. ..................................... $ 2,330,625
3,638,400
Energy and Utilities: Natural Gas  — 3.0%
115,000 National Fuel Gas Co. ................................ 6,978,200
11,500 ONE Gas Inc. ............................................ 796,375
54,200 ONEOK Inc. .............................................. 5,441,680
5,000 Southwest Gas Holdings Inc. .................... 353,550
13,569,805
Energy and Utilities: Oil  — 3.6%
15,000 APA Corp. ................................................ 346,350
31,000 Chevron Corp. .......................................... 4,490,040
4,000 ConocoPhillips ......................................... 396,680
6,800 Devon Energy Corp. .................................. 222,564
9,500 Exxon Mobil Corp. .................................... 1,021,915
48,500 Hess Corp. ............................................... 6,450,985
16,000 Marathon Petroleum Corp. ........................ 2,232,000
13,000 TotalEnergies SE, ADR .............................. 708,500
1,706 Vitesse Energy Inc. ................................... 42,650
15,911,684
Energy and Utilities: Services  — 0.8%
95,000 Halliburton Co. ......................................... 2,583,050
20,000 MDU Resources Group Inc. ...................... 360,400
11,000 Schlumberger NV ..................................... 421,740
3,365,190
Energy and Utilities: Water  — 0.2%
3,600 Essential Utilities Inc. ............................... 130,752
21,000 Severn Trent plc ....................................... 659,351
790,103
Entertainment  — 1.9%
20,000 Atlanta Braves Holdings Inc., Cl. A† .......... 816,000
14,200 Atlanta Braves Holdings Inc., Cl. C† .......... 543,292
97,000 Grupo Televisa SAB, ADR ......................... 162,960
4,500 Madison Square Garden Entertainment
Corp.† .................................................. 160,200
4,000 Madison Square Garden Sports Corp.† ..... 902,720
31,250 Ollamani SAB† ......................................... 53,055
250,200 Paramount Global, Cl. A ............................ 5,579,460
10,000 Sphere Entertainment Co.† ....................... 403,200
8,620,887
Environmental Services  — 0.4%
7,500 Republic Services Inc. .............................. 1,508,850
2,000 Veralto Corp. ............................................ 203,700
1,712,550
Equipment and Supplies  — 7.4%
3,600 A.O. Smith Corp. ...................................... 245,556
12,800 Danaher Corp. .......................................... 2,938,240
139,500 Flowserve Corp. ....................................... 8,024,040
Shares
Market
Value
41,700 Graco Inc. ................................................ $ 3,514,893
18,000 Minerals Technologies Inc. ....................... 1,371,780
120,000 Mueller Industries Inc. .............................. 9,523,200
11,700 Parker-Hannifin Corp. ............................... 7,441,551
200 Watts Water Technologies Inc., Cl. A ......... 40,660
33,099,920
Financial Services  — 16.6%
20,000 AllianceBernstein Holding LP .................... 741,800
8,500 American Express Co. ............................... 2,522,715
15,200 Ameris Bancorp ....................................... 951,064
5,195 Banco Santander Chile, ADR ..................... 97,978
23,700 Bank of America Corp. .............................. 1,041,615
11,000 BNP Paribas SA ........................................ 674,773
1,800 EXOR NV ................................................. 165,104
25,800 Interactive Brokers Group Inc., Cl. A ......... 4,558,086
7,000 Jefferies Financial Group Inc. .................... 548,800
5,000 JPMorgan Chase & Co. ............................. 1,198,550
43,500 Julius Baer Group Ltd. .............................. 2,811,647
55,500 Loews Corp. ............................................. 4,700,295
8,000 M&T Bank Corp. ....................................... 1,504,080
9,500 Marsh & McLennan Companies Inc. .......... 2,017,895
5,300 Morgan Stanley ........................................ 666,316
5,500 Popular Inc. ............................................. 517,330
38,000 SLM Corp. ............................................... 1,048,040
115,000 State Street Corp. ..................................... 11,287,250
6,300 T. Rowe Price Group Inc. .......................... 712,467
266,000 The Bank of New York Mellon Corp. .......... 20,436,780
10,300 The Goldman Sachs Group Inc. ................. 5,897,986
12,500 The PNC Financial Services Group Inc. ...... 2,410,625
2,500 UBS Group AG ......................................... 76,387
53,000 Valley National Bancorp ............................ 480,180
17,000 Webster Financial Corp. ............................ 938,740
86,500 Wells Fargo & Co. .................................... 6,075,760
74,082,263
Food and Beverage  — 14.0%
1,000 Anheuser-Busch InBev SA/NV ................... 49,980
178,800 Brown-Forman Corp., Cl. A ....................... 6,738,972
19,000 Coca-Cola Europacific Partners plc ............ 1,459,390
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 778,900
1,200 Constellation Brands Inc., Cl. A ................. 265,200
25,000 Danone SA ............................................... 1,686,364
40,000 Davide Campari-Milano NV ....................... 249,350
49,500 Diageo plc, ADR ....................................... 6,292,935
76,000 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 6,497,240
1,000 General Mills Inc. ..................................... 63,770
1,420,000 Grupo Bimbo SAB de CV, Cl. A .................. 3,769,460
91,000 Heineken NV ............................................ 6,475,823
132,000 ITO EN Ltd. .............................................. 2,968,941
4,000 McCormick & Co. Inc. .............................. 303,200
31,200 McCormick & Co. Inc., Non-Voting ........... 2,378,688

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
22,000 Mondelēz International Inc., Cl. A .............. $ 1,314,060
30,500 Nestlé SA ................................................. 2,516,489
158,000 Nissin Foods Holdings Co. Ltd. ................. 3,838,914
22,500 PepsiCo Inc. ............................................. 3,421,350
23,300 Pernod Ricard SA ..................................... 2,630,748
31,200 Remy Cointreau SA .................................. 1,887,402
30,000 Sapporo Holdings Ltd. .............................. 1,585,942
800 The Boston Beer Co. Inc., Cl. A† ............... 239,984
40,000 The Campbell's Company ......................... 1,675,200
7,000 The Coca-Cola Co. .................................... 435,820
1,000 The Hershey Co. ....................................... 169,350
44,500 The Kraft Heinz Co. ................................... 1,366,595
8,400 WK Kellogg Co. ........................................ 151,116
64,000 Yakult Honsha Co. Ltd. ............................. 1,214,961
62,426,144
Health Care  — 4.5%
4,200 Abbott Laboratories .................................. 475,062
3,000 AbbVie Inc. .............................................. 533,100
3,000 Alcon AG .................................................. 254,670
75,000 Baxter International Inc. ............................ 2,187,000
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,445,444
85,500 Bristol-Myers Squibb Co. .......................... 4,835,880
69,000 Demant A/S† ............................................ 2,532,198
5,960 GSK plc, ADR ........................................... 201,567
4,000 Haleon plc, ADR ....................................... 38,160
31,000 Henry Schein Inc.† ................................... 2,145,200
16,000 Merck & Co. Inc. ...................................... 1,591,680
12,000 Novartis AG, ADR ..................................... 1,167,720
15,000 Perrigo Co. plc ......................................... 385,650
23,000 Pfizer Inc. ................................................ 610,190
42,500 Roche Holding AG, ADR ........................... 1,482,400
2,300 Zimmer Biomet Holdings Inc. ................... 242,949
10,000 Zimvie Inc.† ............................................. 139,500
20,268,370
Hotels and Gaming  — 0.1%
11,500 MGM Resorts International† ..................... 398,475
2,500 Wynn Resorts Ltd. ................................... 215,400
613,875
Machinery  — 3.5%
6,000 Caterpillar Inc. .......................................... 2,176,560
41,000 CNH Industrial NV .................................... 464,530
28,200 Deere & Co. ............................................. 11,948,340
1,000 Otis Worldwide Corp. ............................... 92,610
6,500 Xylem Inc. ................................................ 754,130
15,436,170
Metals and Mining  — 1.8%
76,500 Freeport-McMoRan Inc. ............................ 2,913,120
Shares
Market
Value
136,000 Newmont Corp. ........................................ $ 5,061,920
7,975,040
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 158,400
Real Estate Investment Trusts  — 0.4%
58,000 Weyerhaeuser Co. .................................... 1,632,700
Retail  — 4.8%
12,500 Cie Financiere Richemont SA, Cl. A ........... 1,899,344
71,200 Copart Inc.† ............................................. 4,086,168
5,100 Costco Wholesale Corp. ............................ 4,672,977
75,500 CVS Health Corp. ...................................... 3,389,195
44,600 Ingles Markets Inc., Cl. A .......................... 2,874,024
183,000 Seven & i Holdings Co. Ltd. ...................... 2,892,504
3,000 The Home Depot Inc. ................................ 1,166,970
2,700 Walmart Inc. ............................................ 243,945
21,225,127
Specialty Chemicals  — 0.8%
2,500 Albemarle Corp. ....................................... 215,200
2,500 Ashland Inc. ............................................. 178,650
2,200 FMC Corp. ................................................ 106,942
32,200 H.B. Fuller Co. .......................................... 2,172,856
1,800 NewMarket Corp. ..................................... 951,030
600 Quaker Chemical Corp. ............................. 84,456
3,709,134
Telecommunications  — 4.3%
100,000 BCE Inc. ................................................... 2,318,000
185,000 Deutsche Telekom AG, ADR ...................... 5,522,250
72,000 Liberty Global Ltd., Cl. A† ......................... 918,720
14,000 Orange SA, ADR ....................................... 137,760
10,000 Sunrise Communications AG, Cl. A, ADR† . 430,800
70,000 Telefonica SA, ADR ................................... 281,400
160,000 Telephone and Data Systems Inc. .............. 5,457,600
94,000 TELUS Corp. ............................................ 1,274,640
65,000 Verizon Communications Inc. ................... 2,599,350
18,940,520
Transportation  — 3.0%
87,000 GATX Corp. .............................................. 13,481,520
Wireless Communications  — 0.2%
55,000 BT Group plc, Cl. A ................................... 99,185
26,000 Telesat Corp.† .......................................... 427,440
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 130,200
4,000 United States Cellular Corp.† .................... 250,880
907,705
TOTAL COMMON STOCKS .................. 445,894,099
TOTAL INVESTMENTS — 100.0%
(Cost $147,179,304) ............................. $ 445,894,099

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
† Non-income producing security.
ADR American Depositary Receipt